RELATED PARTY TRANSACTIONS - Fund management fees paid (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Related Party Transaction [Line Items]
Fund management fees paid	$ 7,343,238	$ 6,683,482
Series Twenty [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	378,835
Series Twenty One [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series Twenty Two [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	202,998
Series Twenty Three [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	435,802
Series Twenty Four [Member]
Related Party Transaction [Line Items]
Fund management fees paid	28,397	42,582
Series Twenty Five [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series Twenty Six [Member]
Related Party Transaction [Line Items]
Fund management fees paid	45,474	57,423
Series Twenty Seven [Member]
Related Party Transaction [Line Items]
Fund management fees paid	21,000	30,540
Series Twenty Eight [Member]
Related Party Transaction [Line Items]
Fund management fees paid	20,112	30,732
Series Twenty Nine [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	519,601
Series Thirty [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	523,527
Series Thirty One [Member]
Related Party Transaction [Line Items]
Fund management fees paid	4,308	58,154
Series Thirty Two [Member]
Related Party Transaction [Line Items]
Fund management fees paid	209,532	787,880
Series Thirty Three [Member]
Related Party Transaction [Line Items]
Fund management fees paid	1,145,475	206,940
Series Thirty Four [Member]
Related Party Transaction [Line Items]
Fund management fees paid	284,500	200,000
Series Thirty Five [Member]
Related Party Transaction [Line Items]
Fund management fees paid	28,735	42,612
Series Thirty Six [Member]
Related Party Transaction [Line Items]
Fund management fees paid	10,650	23,960
Series Thirty Seven [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	526,729
Series Thirty Eight [Member]
Related Party Transaction [Line Items]
Fund management fees paid	22,065	86,211
Series Thirty Nine [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series Forty [Member]
Related Party Transaction [Line Items]
Fund management fees paid	2,276,523	287,144
Series Forty One [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	520,930
Series Forty Two [Member]
Related Party Transaction [Line Items]
Fund management fees paid	92,228	104,476
Series Forty Three [Member]
Related Party Transaction [Line Items]
Fund management fees paid	266,466	918,806
Series Forty Four [Member]
Related Party Transaction [Line Items]
Fund management fees paid	2,671,325	0
Series Forty Five [Member]
Related Party Transaction [Line Items]
Fund management fees paid	216,448	517,600
Series Forty Six [Member]
Related Party Transaction [Line Items]
Fund management fees paid	$ 0	$ 180,000